STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - $ / shares	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Shares issued, price per share	$ 2.00	$ 2.00	$ 2.00